Income Taxes (Significant Components of Deferred Income Tax Assets and Liabilities) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets
Pension liability	CAD 121	CAD 130
Personal injury and legal claims	50	66
Environmental and other reserves	128	166
Other postretirement benefits liability	70	83
Unrealized foreign exchange losses	0	58
Net operating losses and tax credit carryforwards	32	23
Total deferred income tax assets	401	526
Deferred income tax liabilities
Properties	6,975	8,673
Pension asset	268	243
Unrealized foreign exchange gains	34	0
Other	77	83
Total deferred income tax liabilities	7,354	8,999
Total net deferred income tax liability	6,953	8,473
Total net deferred income tax liability
Domestic	3,677	3,334
Foreign	3,276	5,139
Total net deferred income tax liability	CAD 6,953	CAD 8,473
Minimum [Member]
Tax credit carryforward
Tax credit carryforward expiration year	2018
Maximum [Member]
Tax credit carryforward
Tax credit carryforward expiration year	2036